UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22677

Avenue Mutual Funds Trust
(Exact name of registrant as specified in charter)

399 Park Avenue, 6th Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Randolph Takian Avenue Capital Group 399 Park Avenue, 6th Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 878-3500

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the period ended July 31, 2012, is filed herewith.

Avenue Credit Strategies Fund

SCHEDULE OF INVESTMENTS

July 31, 2012 (Unaudited)

Security Description	Coupon	Maturity	Principal Amount (000)		Value

CORPORATE BONDS & NOTES — 50.7%
BUILDING PRODUCTS — 1.9%
Nortek, Inc.	10.00%	12/1/2018		$100	$108,000
COMMERCIAL BANKS — 1.2%
Royal Bank of Scotland Group PLC	5.50%	11/29/2049	EUR	100	68,902
CONTAINERS & PACKAGING — 1.8%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.00%	4/15/2019		$100	101,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
Intelsat Luxembourg SA	11.50%	2/4/2017		100	104,000
Numericable Finance & Co. SCA (a)	12.38%	2/15/2019	EUR	100	122,425
					226,425
ELECTRIC UTILITIES — 1.8%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (a)	11.75%	3/1/2022		$100	103,500
ELECTRICAL EQUIPMENT — 1.8%
General Cable Corp.	7.13%	4/1/2017		100	103,000
ENERGY EQUIPMENT & SERVICES — 1.7%
Hercules Offshore, Inc. (a)	10.50%	10/15/2017		100	100,500
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Hologic, Inc. (a)	6.25%	8/1/2020		250	264,375
INDUSTRIAL CONGLOMERATES — 1.7%
Edgen Murray Corp.	12.25%	1/15/2015		100	101,000
INTERNET SOFTWARE & SERVICES — 2.7%
Ceridian Corp. (a)	8.88%	7/15/2019		150	157,875
IT SERVICES — 1.8%
Alliance Data Systems Corp. (a)	6.38%	4/1/2020		100	104,000
MACHINERY — 4.5%
Ashtead Capital, Inc. (a)	6.50%	7/15/2022		150	156,000
Meritor, Inc.	10.63%	3/15/2018		100	104,125
					260,125
MEDIA — 3.9%
Cengage Learning Acquisitions, Inc. (a)	12.00%	6/30/2019		100	85,750
Clear Channel Communications, Inc.	9.00%	3/1/2021		50	41,750
Clear Channel Worldwide Holdings, Inc. (a)	7.63%	3/15/2020		100	95,750
					223,250
OIL, GAS & CONSUMABLE FUELS — 12.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp. (a)	9.63%	8/1/2020		150	158,250
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019		100	105,000
Newfield Exploration Co.	5.63%	7/1/2024		100	106,625
Oasis Petroleum, Inc.	6.88%	1/15/2023		250	253,125
Plains Exploration & Production Co.	6.63%	5/1/2021		100	106,000
					729,000
PAPER & FOREST PRODUCTS — 0.9%
Sappi Papier Holding GmbH (a)	8.38%	6/15/2019		50	51,250
ROAD & RAIL — 1.9%
Swift Services Holdings, Inc.	10.00%	11/15/2018		100	108,750
SOFTWARE — 1.9%
Infor US, Inc. (a)	9.38%	4/1/2019		100	107,000
TOTAL LONG-TERM INVESTMENTS — 50.7%
(Cost $2,841,837)					2,918,702

See Accompanying Notes to Schedule of Investments

1

Avenue Credit Strategies Fund

SCHEDULE OF INVESTMENTS (concluded)

July 31, 2012 (Unaudited)

Security Description	Coupon	Maturity	Principal Amount (000)	Value

SHORT-TERM INVESTMENTS — 53.0%
REPURCHASE AGREEMENT — 53.0%
State Street Repurchase Agreement, dated 7/31/12, due 8/1/12 at 0.01%, collateralized by Federal Home Loan Mortgage Corporation obligation maturing 12/15/17, market value $3,117,933 (repurchase proceeds $3,054,834) (Cost $3,054,833)			$3,055	$3,054,833
TOTAL SHORT-TERM INVESTMENTS — 53.0%
(Cost $3,054,833)				3,054,833
TOTAL INVESTMENTS — 103.7%
(Cost $5,896,670)				5,973,535
OTHER ASSETS & LIABILITIES — (3.7)%				(213,813)
NET ASSETS — 100.0%				$5,759,722

Percentages are calculated as a percentage of net assets as of July 31, 2012.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Settlement Date	Amount		Value	In Exchange for U.S. $	Net Unrealized Appreciation (Depreciation)	Counterparty

FORWARD FOREIGN CURRENCY CONTRACTS TO BUY:
08/17/2012	EUR	203,500	$250,428	$254,495	$(4,067)	State Street Bank and Trust Co.
					$(4,067)
FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:
08/17/2012	EUR	56,500	$69,529	$70,053	$524	State Street Bank and Trust Co.
08/17/2012	EUR	95,375	117,369	119,851	2,482	State Street Bank and Trust Co.
08/17/2012	EUR	200,000	246,121	251,464	5,343	State Street Bank and Trust Co.
					$8,349
	Total				$4,282

EUR - Euro Currency

Geographic Allocation of Investments:

Country	Percentage of Net Assets	Value
United States	97.7%	$5,626,958
Luxembourg	3.9	226,425
United Kingdom	1.2	68,902
Austria	0.9	51,250
Total Investments	103.7%	$5,973,535

The geographic allocation is based on where the Investment Adviser believes the country of risk to be.  Country of risk is traditionally the country where the majority of the company’s operations are based or where it is headquartered.

See Accompanying Notes to Schedule of Investments

2

Avenue Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2012 (unaudited)

1. Organization

   Avenue Mutual Funds Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on March 5, 2012 and is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and currently consists of one non-diversified investment series: Avenue Credit Strategies Fund (the “Fund”).  The Fund offers two classes of shares, an Investor Class and an Institutional Class.  Both Classes have equal rights and voting privileges, except in matters affecting a single class.  The Fund commenced operations on June 1, 2012. The Fund’s primary investment objective is to seek total return, primarily from capital appreciation, fees and interest income.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies of the Fund in preparation of the Schedule of Investments.

   SECURITY VALUATION — Corporate Bonds and Notes (including convertible bonds) and unlisted equities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institutional-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

   Where reliable market quotes are not readily available, loans and debt obligations are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees of the Fund (the “Board”). Any investment and other assets or liabilities for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by the Board.

   Forward foreign currency contracts are valued using quoted foreign exchange rates. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s net asset value was last calculated, such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued on the debt of those issuers who are currently paying in full, adjusted for amortization of premium or accretion of discount. For those issuers who are not paying in full, interest is only recognized if amounts are reasonably estimable and collectable. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities, subject to collectability.

   FOREIGN CURRENCY TRANSLATION — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into such forward contracts for hedging purposes. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of

Avenue Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (unaudited)

counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Fund’s Schedule of Investments.

  REPURCHASE AGREEMENTS — The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Such agreements are carried at the contract amount, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government securities and those of its agencies or instrumentalities, at a value not less than the repurchase price is held by the custodian bank for the benefit of the Fund until maturity of the repurchase agreement. Repurchase agreements involve certain risks, including bankruptcy or other default of a seller of a repurchase agreement.

3. Derivative Instruments & Hedging Activities

   The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund used forward foreign currency contracts.

   At July 31, 2012, the fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $8,349 and $(4,067), respectively.

4. Unrealized Appreciation/(Depreciation)

   The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,986,670

Gross unrealized appreciation	$91,059
Gross unrealized depreciation	(14,194)
Net unrealized appreciation	$76,865

5. Fair Value Measurements

   U.S. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

•                  Level 1 — Prices are determined using quoted prices in an active market for identical assets.

•                  Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

•                  Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Avenue Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (unaudited)

   The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

   The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP. During the period ended July 31, 2012, there were no significant transfers between investment levels.

   Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

   Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

   The following is a summary of the tiered valuation input levels, as of July 31, 2012. The Schedule of Investments includes disclosure of each security type by category and/or industry. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected may materially differ from the value received upon actual sale of those investments.

Avenue Credit Strategies Fund

NOTES TO SCHEDULE OF INVESTMENTS (concluded)

July 31, 2012 (unaudited)

	Quoted
	Prices in
	Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Investment Securities in an Asset Position	(Level 1)	(Level 2)	(Level 3)	Total
Corporate Bonds and Notes	$—	$2,918,702	$—	$2,918,702
Repurchase Agreements	—	3,054,833	—	3,054,833
Total Investment Securities in an Asset Position	$—	$5,973,535	$—	$5,973,535
Other Financial Instruments —
Forward Foreign Currency Contracts*	—	4,282	—	4,282
Total Asset Position	$—	$5,977,817	$—	$5,977,817

* Other financial instruments such as forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

   For information related to geographical and industry categorization of investments and types of derivative contracts held, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Avenue Mutual Funds Trust

By	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer and President (Principal Executive Officer)

Date	September 28, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer and President (Principal Executive Officer)

Date	September 28, 2012

By	/s/ Stephen M. Atkins
Stephen M. Atkins
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 28, 2012